INCOME TAX (EXPENSE)/CREDIT (Schedule of Charge for Tax) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current tax (credit)/ expense
Irish Corporation tax	$ 21	$ 0	$ (336)
Foreign taxes	254	462	(5)
Adjustment in respect of prior years	10	(198)	61
Total current tax expense/(credit)	285	264	(280)
Deferred tax credit
Origination and reversal of temporary differences (see Note 14)	(41)	(547)	324
Origination and reversal of net operating losses (see Note 14)	242	224	(238)
Total deferred tax charge/(credit)	201	(323)	86
Total income tax charge/(credit) on continuing operations in statement of operations	486	(59)	(194)
Tax charge on discontinued operations	0	0	2
Total tax charge/(credit)	$ 486	$ (59)	$ (192)